Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about financial instruments [abstract]
Schedule of contractual repayment dates of financial liabilities

The Company:

	December 31, 2018
	Carrying	Contractual				2024
	amount	cash flow	2019	2020	2021-2023	and later
	NIS	NIS	NIS	NIS	NIS	NIS
Non-derivative
financial liabilities
Trade and other payables	12	12	12	-	-	-
Debentures*	2,455	3,021	319	277	781	1,644

Total	2,467	3,033	331	277	781	1,644

Consolidated:

	December 31, 2018
	Carrying	Contractual				2024
	amount	cash flow	2019	2020	2021-2023	and later
	NIS	NIS	NIS	NIS	NIS	NIS
Non-derivative
financial liabilities
Trade and other payables	1,558	1,558	1,558	-	-	-
Bank loans	4,721	5,360	771	835	2,221	1,533
Debentures*	8,913	10,165	1,392	1,327	3,895	3,551

Total	15,192	17,083	3,721	2,162	6,116	5,084

Financial liabilities
for derivative instruments
Forward contracts on
the Israeli CPI	138	138	43	47	48	-

* The Company's contractual repayments in the tables above reflects the original schedule of the Company's debentures. The Company's debentures including accrued interest in the amount of NIS 2,467 were classified as current maturities on the statements of financial position as of December 31, 2018, please refer to Note 33D.

Schedule of linkage and foreign currency risk

	December 31, 2017
			Foreign
		Israeli	currency linked
	Unlinked	CPI-linked	(mainly US$)
	NIS	NIS	NIS

Current assets
Cash and cash equivalents	2,322	-	64
Trade receivables	1,862	36	17
Other receivables	44	154	-
Related party	43	-	-

Investments including derivatives	445	32	119
Total current assets	4,716	222	200

Non-current assets

Trade and other receivables	372	121	-
Investments including derivatives	51	-	67
Total non-current assets	423	121	67
Total assets	5,139	343	267

Current liabilities
Debentures, loans and borrowings	1,213	645	-
Trade and other payables	1,344	56	237
Total current liabilities	2,557	701	237

Non-current liabilities
Debentures and bank loans	9,104	3,333	-
Other liabilities including derivatives	-	159	10
Total non-current liabilities	9,104	3,492	10

Total liabilities	11,661	4,193	247

Total exposure in the statement of financial position	(6,522)	(3,850)	20

Forward transactions	(2,308)	1,994	314

	December 31, 2018
			Foreign
		Israeli	currency linked
	Unlinked	CPI-linked	(mainly US$)
	NIS	NIS	NIS

Current assets
Cash and cash equivalents	1,058	-	46
Trade receivables	1,732	22	19
Other receivables	92	136	-
Investments including derivatives	1,613	56	110
Total current assets	4,495	214	175

Non-current assets Trade and other receivables	365	105	-
Investments including derivatives	49	-	41
Total non-current assets	414	105	41
Total assets	4,909	319	216

Current liabilities
Debentures, loans and borrowings	3,365	632	-
Trade and other payables	1,382	53	166
Total current liabilities	4,747	685	166

Non-current liabilities
Debentures and bank loans	6,879	2,758	-
Other liabilities including derivatives	-	95	5
Total non-current liabilities	6,879	2,853	5

Total liabilities	11,626	3,538	171

Total exposure in the statement
of financial position	(6,717)	(3,219)	45

Forward transactions	(1,520)	1,350	170

Schedule of information regarding the israeli CPI and significant exchange rates

	Year ended December 31			December 31
	2016	2017	2018	2016	2017	2018
	Rate of change			Reporting date spot rate
	%	%	%	NIS	NIS	NIS

1 US dollar	(1.5)	(9.8)	8.1	3.845	3.467	3.748
1 euro	(4.8)	2.7	3.32	4.044	4.153	4.291
Israeli CPI in Points	(0.3)	0.4	0.9	139.59	140.00	141.26

Schedule of interest bearing financial instruments
	December 31
	2017	2018
	NIS	NIS

Fixed rate instruments
Financial assets	1,986	2,739
Financial liabilities	(12,888)	(12,547)
	(10,902)	(9,808)
Variable rate instruments
Financial assets	30	59
Financial liabilities	(1,407)	(1,086)
	(1,377)	(1,027)

Schedule of fair value of forward contracts on available market information (tier 2) in fair value hierarchy
		Number of	Nominal		Capital
Hedge item	Repayment date	Transactions	Value	Fair value	reserve
			NIS	NIS	NIS
December 31, 2017:
Debentures (Series 6)	December 2018 - December 2022	9	1,994	(200)	48
			1,994	(200)	48
December 31, 2018:
Debentures (Series 6)	December 2019 - December 2022	6	1,350	(138)	12
			1,350	(138)	12

Schedule of financial instruments measured at fair value for disclosure
	December 31, 2017		December 31, 2018
					Fair value
					weighted
					average
	Carrying	Fair	Carrying	Fair	discount
	amount	value	amount	value	rate
	NIS	NIS	NIS	NIS	%

Secured loans from banks and others
Unlinked	4,436	4,693	4,235	4,324	3.09
Debentures
Issued to the public (CPI linked)	4,088	4,338	3,464	3,602	0.88
Issued to the public (Unlinked)	4,097	4,322	4,681	4,405	2.86
Issued to institutional investors (CPI linked)	15	17	8	8	0.55
Issued to institutional investors (unlinked)	302	326	202	211	3.11

	12,938	13,696	12,590	12,550

Schedule of financial instruments measured at fair value
	December 31, 2017
	Level 1	Level 2	Level 3	Total
	NIS	NIS	NIS	NIS

Financial assets held for trading
Monetary funds and ETFs	14	-	-	14
Marketable securities	375	-	-	375
Forward contracts	-	(212)	-	(212)
Contingent consideration for a
business combination	-	-	(14)	(14)

	389	(212)	(14)	163

	December 31, 2018
	Level 1	Level 2	Level 3	Total
	NIS	NIS	NIS	NIS

Financial assets held for trading
Monetary funds and ETFs	18	-	-	18
Marketable securities	376	-	-	376
Forward contracts	-	(135)	-	(135)
	394	(135)	-	259

Schedule of carrying amount of balances as stated in statement of financial position
	December 31,
	2017	2018
	NIS	NIS
Trade and other receivables, gross	115	94
Offset amounts	(99)	(83)
Trade and other receivables presented in the statement of financial position	16	11
Trade payables, gross	143	121
Offset amounts	(99)	(83)
Trade and other payables presented in the statement of financial position	44	38